Note 8 - Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Conversion of Series A convertible preferred stock	291,132,255
Conversion of Series B convertible preferred stock	171,199,348
Exercise of options under stock plan	45,146,118
Issuance of options under stock plan	36,449,336
Exercise and conversion of convertible preferred stock warrants	24,299,963
568,227,020